Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended																		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Dec. 31, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes 6.875 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 6.875 Percent [Member]	Dec. 31, 2012 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.5 Percent [Member] EUR (€)	Dec. 31, 2010 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2012 Senior Notes 650 Percent Euro [Member] USD ($)	Dec. 31, 2012 Senior Notes 650 Percent Euro [Member] EUR (€)	Dec. 31, 2012 Senior Notes 650 Percent Dollar [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Dollar [Member] USD ($)	Dec. 31, 2012 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2012 Senior Notes Variable Rate Euro [Member] EUR (€)	Dec. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2012 Euro Notes [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)	Dec. 31, 2012 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2012 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2012 Senior Notes 2012 USD [Member] USD ($)	Dec. 31, 2012 Senior Notes EUR 2012 [Member] EUR (€)	Dec. 31, 2012 US Finance II 2012 Notes [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement						$ 2,659,340	$ 2,795,589
Senior Long Term Notes												4,743,442	2,883,009																			51,951		258,780	324,334	345,764
Capital lease obligations	15,618	17,993
Other	219,976	248,951
Long-term debt and capital lease obligations	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
Total long-term debt less current maturities	7,841,914	5,494,810
Revolving credit maximum amount available	600,000	1,200,000																																			90,812	115,812
Revolving credit balance outstanding		58,970	659,700																																						118,746	116,451
Maximum amount available	324,334	345,764				3,859,700			1,215,000	2,600,000	1,521,619																												48,806	48,806			65,970	64,695
Balance outstanding	59,340					2,659,340			1,215,000	2,600,000	1,521,619
Line of credit outstanding which reduces available borrowings under the revolving credit facility	77,188	180,766
Interest rate																																										0.432%	0.676%
Maturity date, range start	3.50
Maturity date, range end	5.50
Senior Notes Issued February 2011 [Abstract]
Issuance date																				2011-02-03		2021-02-15
Issuer																				Fresenius Medical Care US Finance, Inc.		FMC Finance VII S.A.
Face amount	700,000		250,000	1,000,000	27,193			1,365,000	50,000					500,000			250,000	353,300	650,000	650,000		412,350	300,000	300,000		400,000	400,000				100,000	258,780	200,000												800,000	250,000	700,000
Stated interest rate														6.875%			5.50%		5.75%	5.75%		5.25%	5.25%			6.50%	6.50%				3.71%														0.5625%	0.525%	0.5876%
Effective interest rate															7.125%			5.75%		99.06%								98.623%
Maturity date	Jul. 31, 2019													Jul. 15, 2017		Jul. 15, 2016			Feb. 15, 2021		Feb. 16, 2021	Feb. 15, 2021			Sep. 15, 2018		Sep. 15, 2018		Oct. 15, 2016																Jul. 31, 2019	Jul. 31, 2019	Jan. 31, 2022
Proceeds from debt issuance														496,006		327,420			645,061		395,820	1,035,000			521,834		395,511	549,160	131,940	137,760															800,000	329,850	700,000
Accounts receivable facility		534,500
Annual Payments [Abstract]
2012	334,747
2013	529,065
2014	232,378
2015	828,523
2016	2,461,714
Thereafter	3,812,012
Total	$ 8,198,439